LEASES (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Operating leases:
Operating lease right of use assets	$ 0	$ 50,935	$ 63,356	$ 163,041
Current operating lease liabilities		55,022	47,904	57,990
Non-current operating lease liabilities		0	7,103	194,089
Total operating lease liabilities		$ 55,022	$ 55,007	$ 252,079